CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Revenues:
Online recruitment services	$ 209,399	¥ 1,356,442	¥ 1,248,101	¥ 1,084,448
Print advertising	822	5,328	14,247	51,023
Other human resource related revenues	114,255	740,119	634,945	541,270
Total revenues	324,476	2,101,889	1,897,293	1,676,741
Less: Business and related taxes	(7,205)	(46,669)	(64,840)	(68,073)
Net revenues	317,271	2,055,220	1,832,453	1,608,668
Cost of services(1)	(87,989)	(569,979)	(496,000)	(442,454)
Gross profit	229,282	1,485,241	1,336,453	1,166,214
Operating expenses(1):
Sales and marketing	(101,032)	(654,468)	(563,565)	(459,802)
General and administrative	(40,611)	(263,067)	(249,275)	(217,765)
Total operating expenses	(141,643)	(917,535)	(812,840)	(677,567)
Income from operations	87,639	567,706	523,613	488,647
(Loss) Gain from foreign currency translation	(8,623)	(55,857)	10,039	(6,522)
Interest and investment income, net	14,441	93,548	88,739	75,301
Convertible senior notes issuance costs | ¥			(47,522)
Change in fair value of convertible senior notes	10,369	67,168	(55,355)
Change in fair value of zero-strike call options | ¥			(24,874)
Other income, net	11,043	71,533	57,305	43,522
Income before income tax expense	114,869	744,098	551,945	600,948
Income tax expense	(19,498)	(126,301)	(113,035)	(100,308)
Net income	95,371	617,797	438,910	500,640
Net loss attributable to non-controlling interests	40	260
Net income attributable to 51job, Inc.	95,411	618,057	438,910	500,640
Other comprehensive income:
Foreign currency translation adjustments	138	890	(9)	(88)
Comprehensive income	95,509	618,687	438,901	500,552
Comprehensive loss attributable to non-controlling interests	40	260
Comprehensive income attributable to 51job, Inc	$ 95,549	¥ 618,947	¥ 438,901	¥ 500,552
Earnings per share:
- Basic (in CNY and dollars per share) | (per share)	$ 1.65	¥ 10.71	¥ 7.51	¥ 8.55
- Diluted (in CNY and dollars per share) | (per share)	$ 1.61	¥ 10.41	¥ 7.35	¥ 8.33
Weighted average number of common shares outstanding:
- Basic (in shares) | shares	57,714,850	57,714,850	58,475,397	58,551,925
- Diluted (in shares) | shares	62,498,651	62,498,651	59,691,993	60,069,197